Offerings - Offering: 1	May 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	11.985
Maximum Aggregate Offering Price	$ 7,191,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,100.94
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional common shares of the Registrant that become issuable under the Apple Hospitality REIT, Inc. Employee Stock Purchase Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding common shares. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per common share of the Registrant as reported on the New York Stock Exchange on May 19, 2025, which was $11.985 per share.